Employee benefits	12 Months Ended
Dec. 31, 2018
Disclosure of information about defined benefit plans [abstract]
Disclosure of employee benefits [text block]
Note 18.	Employee benefits

1.	Defined benefit plans

Pursuant to the ROC Labor Standards Law, the Company has established a defined benefit pension plan covering full-time employees in the ROC that provides retirement benefits to retiring employees based on years of service and the average salary for the six-month period before the employee’s retirement.

Reconciliations of defined benefit obligation at present value and plan asset at fair value are as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)

Present value of the defined benefit obligations	$3,954	4,460	3,184
Fair value of plan assets	(2,992)	(3,410)	(3,565)
	$962	1,050	(381)
Net defined benefit liabilities	1,064	1,152	151
Prepaid pension costs	(102)	(102)	(532)
	$962	1,050	(381)

(i)	Plan assets

The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund (required by law). The Fund is administered by a pension fund monitoring committee (the “Committee”) and is deposited in the Committee’s name in the Bank of Taiwan. Under the ROC Labor Standards Law, the minimum return on the plan assets should not be lower than the average interest rate on two-year time deposits published by the local banks. As of December 31, 2018, the Funds deposited in the Committee’s name in the Bank of Taiwan amounted to $3,565 thousand.

(ii)	Movements in present value of the defined benefit obligations

	Year ended December 31,
	2017	2018
	(in thousands)
Balance at beginning of year	$3,954	4,460
Service costs	15	20
Interest expense	67	76
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	46	47
-Experience adjustment	(144)	10
-Change in financial assumptions	175	(1,217)
Effect of changes in exchange rates	347	(212)
Balance at end of year	$4,460	3,184

(iii)	Movements in the fair value of plan assets

	Year ended December 31,
	2017	2018
	(in thousands)
Balance at beginning of year	$2,992	3,410
Interest income	48	57
Remeasurements gain (loss):
-Return on plan assets excluding interest income	(21)	81
Contributions paid by the employer	132	132
Effect of changes in exchange rate	259	(115)
Balance at end of year	$3,410	3,565

(iv)	Expenses recognized in profit or loss

	Year ended December 31,
	2017	2018
	(in thousands)

Current service costs	$15	20
Interest expense	19	19
	$34	39
Cost of revenues	$9	14
Research and development	17	18
General and administrative	5	4
Sales and marketing	3	3
	$34	39

(v)	Remeasurement of net defined benefit liability recognized in other comprehensive income

	Year ended December 31,
	2017	2018
	(in thousands)

Balance at beginning of year	$1,181	1,262
Recognized during the period	81	(1,133)
Balance at end of year	$1,262	129

(vi)	Actuarial assumptions

The principal actuarial assumptions were as follows:

	January 1, 2017	December 31, 2017	December 31, 2018
Discount rate	1.80%	1.60%	1.22%-1.24%
Rate of increase in compensation levels	5.00%	5.00%	3.00%

The Company expects to make contribution of $123 thousand to the defined benefit plans in the next year starting from January 1, 2019.

As at December 31, 2018, the weighted average duration of the defined benefits obligation was between 20 years to 21 years.

(vii)	Sensitivity analysis

Reasonably possible changes at January 1, 2017, December 31, 2017 and 2018 to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

	January 1, 2017		December 31, 2017		December 31, 2018
	+0.5%	-0.5%	+ 0.5%	- 0.5%	+ 0.5%	-0.5%
	(in thousands)		(in thousands)		(in thousands)
Discount rate	(305)	438	(427)	479	(284)	317
Rate of increase in compensation levels	422	(380)	460	(416)	310	(281)

2.	Defined contribution plans

Beginning July 1, 2005, pursuant to the newly effective ROC Labor Pension Act, the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employee’s monthly wages to the employees’ individual pension fund accounts at the ROC Bureau of Labor Insurance. Expenses recognized in 2017 and 2018, based on the contribution called for were $3,367 thousand and $3,527 thousand, respectively.

The Company established a defined contribution plan in the United States that qualifies under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet the service requirement. The Company’s contribution to the plan may be made at the discretion of the board of directors. As now, no contributions have been made by the Company to the plan.

All PRC employees participate in employee social security plans, including pension and other welfare benefits, which are organized and administered by governmental authorities. The Company has no other substantial commitments to employees. The premiums and welfare benefit contributions that should be borne by the Company are calculated in accordance with relevant PRC regulations, and are paid to the labor and social welfare authorities. Expenses recognized based on this plan were $1,523 thousand and $1,655 thousand for the years ended December 31, 2017 and 2018, respectively.

Other foreign subsidiaries recognized pension expenses of $178 thousand and $253 thousand for the years ended December 31, 2017 and 2018, respectively, for the defined contribution plans based on their respective local government regulations.